Average Annual Total Returns - Class A C Shares - Alger Global Focus Fund - AC	Class A Inception Date	Class A Return Before Taxes 1 Year	Class A Return Before Taxes 5 Years	Class A Return Before Taxes 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C Return Before Taxes 1 Year	Class C Return Before Taxes 5 Years	Class C Return Before Taxes 10 Years	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 5 Years	MSCI ACWI Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	Nov. 03, 2003	31.53%	11.40%	7.35%	31.54%	10.19%	6.75%	18.67%	8.49%	5.66%	Mar. 03, 2008	36.93%	11.78%	7.12%	16.82%	12.86%	9.71%